Deferred Government Grants	12 Months Ended
Dec. 31, 2022
Deferred Government Grant [Abstract]
Deferred Government Grants

17. Deferred Government Grants

Deferred government grants represent funding received from the government for research and development (“R&D”) or investment in constructing or improving production facilities. The amount of deferred government grants as of December 31, 2022 is net of R&D expenditures, deduction of depreciation expenses, and the amount recognized as government grant income. The Company received $6,984 of government grants in 2022 (2021 - $2,660, 2020 - $14,162) that were deferred. In addition, the Company received $7,638 in other government grants and subsidies for the year ended December 31, 2022 and recognized as income in the statements of comprehensive income (loss) (2021 - $1,690, 2020 - $3,137).

Summarized below are deferred government grants as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Government grants for property, plant and equipment (a)	$261	$488
Government grants for research and development (b)	14,859	12,071
Current deferred government grants	15,120	12,559
Government grants for property, plant and equipment (a)	1,978	2,517
Government grants for research and development (b)	2,499	2,353
Non-current deferred government grants	4,477	4,870
Total deferred government grants	19,597	17,429

(a) The Company has three deferred government grants related to property, plant and equipment. The Company has fulfilled two of the grants’ conditions and expect to fulfill another one after 2023. $261 will be amortized in 2023 which was included in the current portion of deferred government grant and $1,978 will be amortized after 2023 which was included in the non-current portion of deferred government grants. $457 was recorded as a reduction to depreciation expense for the year ended December 31, 2022 (2021 - $569, 2020 - $412), and nil was recorded as government grant recognized in income for the year ended December 31, 2022 (2021 - $79, 2020 - $80).

(b) The Company has twelve deferred government grants related to various research and development projects. The Company expects to fulfill eight grants’ conditions in 2023 and recorded $14,859 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2023 and $2,499 is recorded in the non-current portion of deferred government grants.